August 23, 2016

EDGAR FILING

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

RE:    Calvert Variable Series, Inc. (the “Registrant”)
File Numbers 811-03591 and 002-80154
Series: Calvert VP S&P MidCap 400 Index Portfolio

Ladies and Gentlemen:
Pursuant to Rule 497 under the Securities Act of 1933, transmitted on behalf of the above-referenced Registrant are exhibits containing certain risk/return summary information in interactive data format for the above-referenced series, in connection with the supplement to the statutory prospectus filed for the series on August 10, 2016, pursuant to Rule 497 (e) - SEC Accession No. 0000743773-16-000130.

If you have any questions or comments concerning the foregoing, please call me at 301-951-4800.

Sincerely,
/s/ Andrew K. Niebler
Andrew K. Niebler
Vice President and Secretary